Leases	12 Months Ended
Dec. 31, 2011
Leases

14. Leases

The majority of the Company’s facilities are leased under non-cancelable operating leases, ranging in terms from five to 15 years, which contain renewal options of five to ten years at the fair rental value at the time of renewal. The Company leases are generally subject to periodic consumer price index increases or contain fixed escalation clauses. The Company also leases certain facilities and equipment under capital leases.

Future minimum lease payments under non-cancelable operating leases and capital leases are as follows:

	Operating leases	Capital leases
2012	258,336	4,620
2013	232,569	4,656
2014	211,544	4,510
2015	193,874	4,260
2016	176,063	4,239
Thereafter	635,608	42,335

	$1,707,994	64,620

Less portion representing interest		(21,256)

Total capital lease obligations, including current portion		$43,364

Rent expense under all operating leases for 2011, 2010, and 2009 was $296,051, $266,849 and $248,154, respectively. Rent expense is recorded on a straight-line basis, over the term of the lease, for leases that contain fixed escalation clauses or include abatement provisions. Leasehold improvement incentives are deferred and amortized to rent expense over the term of the lease. The net book value of property and equipment under capital leases was $41,514 and $7,579 at December 31, 2011 and 2010, respectively. Capital lease obligations are included in long-term debt. See Note 13 to the consolidated financial statements.